Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
10.	Fair Value Measurements

Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

•	Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

•	Level 2 — Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

•	Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

The Company reviews the valuation techniques used to determine if the fair value measurements are still appropriate on an annual basis, and evaluate and adjust the unobservable inputs used in the fair value measurements based on current market conditions and third party information.

Common stock is valued at closing price reported on the active market on which the individual securities are traded.

The carrying amount of cash, accounts receivable, notes receivable, accounts payable, accrued other expenses, other current liabilities and convertible promissory note as of June 30, 2018 and December 31, 2017, approximate fair value because of the short maturity of these instruments.

11. Fair Value Measurements

Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

•	Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

•	Level 2 - Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

•	Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

Accounting standards require the use of observable market data, when available, in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

The Company reviews the valuation techniques used to determine if the fair value measurements are still appropriate on an annual basis, and evaluate and adjust the unobservable inputs used in the fair value measurements based on current market conditions and third party information.

Common stock is valued at closing price reported on the active market on which the individual securities are traded.

The fair value of the warrant liabilities was valued using Monte Carlo Simulation method at the year ended December 31, 2016. All the remaining warrant liabilities have been expired as of August 30, 2017. The following assumptions were incorporated:

December 31,
2016
Risk-free interest rate	0.70%
Expected volatility	55%
Expected term	0.67 year
Expected dividend yield	0%

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at December 31, 2016:

	December 31, 2016
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrant liabilities (see Note14)	$-	$-	$70,785	$70,785

The table below reflects the components effecting the change in fair value for the years ended December 31, 2017 and 2016, respectively:

	Level 3 Assets and Liabilities
	For the Year Ended December 31, 2017
	January 1, 2017	Settlements	Change in Fair Value gain	December 31, 2017
Liabilities:
Warrant liabilities (see Note 14)	$70,785	$(183,427)	$112,642	$-

	Level 3 Assets and Liabilities
	For the Year Ended December 31, 2016
			Change in
	January 1,		Fair Value	December 31,
	2016	Settlements	gain	2016
Liabilities:
Warrant liabilities (see Note14)	$395,217	$-	$(324,432)	$70,785

The significant unobservable inputs used in the fair value measurement of the Company’s warrant liability includes the risk-free interest rate, expected volatility, expected term and expected dividend yield. Significant increases or decreases in any of those inputs in isolation would result in a significantly different fair value measurement.

The carrying amount of cash, accounts receivable, notes receivable, accounts payable, accrued other expenses, other current liabilities and convertible promissory note as of December 31, 2017 and 2016, respectively, approximate fair value because of the short maturity of these instruments.